Research and Development Expenses	12 Months Ended
Dec. 31, 2025
Research and Development Expense [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 21 – RESEARCH AND DEVELOPMENT EXPENSES

Research and development expenses as of December 31, 2025, 2024 and 2023 consisted of the following:

	2025	2024	2023
Salaries	$870,884	$701,402	$525,782
Direct input	681,587	859,540	554,892
Utility	2,585	2,542	2,680
Design cost	8,560	6,254	31,115
Contract services	-	55,720	-
Depreciation	23,522	22,286	25,614
Other	21,173	22,925	36,859
Total	$1,608,311	$1,670,669	$1,176,943